Related party transactions (Details Narrative) $ / shares in Units, $ in Millions										1 Months Ended				12 Months Ended					34 Months Ended
	Oct. 06, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jan. 11, 2023 USD ($) Integer	Jan. 11, 2023 AUD ($) Integer	Dec. 22, 2022 USD ($)	Feb. 22, 2022 USD ($)	Oct. 01, 2021 USD ($)	Jul. 01, 2021 USD ($)	Apr. 01, 2020 USD ($) shares Integer	May 31, 2024 USD ($) Integer	Sep. 30, 2023 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Jun. 30, 2025 USD ($) Integer $ / shares shares	Jun. 30, 2025 GBP (£) Integer shares	Jun. 30, 2024 USD ($) Integer $ / shares shares	Jun. 30, 2023 USD ($) Integer $ / shares shares	Jun. 30, 2023 AUD ($) Integer	Jun. 30, 2023 USD ($) Integer $ / shares shares	Jun. 30, 2025 AUD ($) shares	Jun. 30, 2025 GBP (£) shares	Jun. 30, 2023 SGD ($) shares	Mar. 31, 2023 AUD ($)	Feb. 28, 2023 AUD ($)	Jan. 11, 2023 SGD ($)	Jan. 01, 2022	Dec. 31, 2021 AUD ($)	Nov. 26, 2021 USD ($)
IfrsStatementLineItems [Line Items]
[custom:ExpectedRepaymentOfAccruedInterest]																$ 11,000,000
[custom:DeferredRepaymentOfPrincipalAmount]																8,900,000
[custom:LoanPrincipalInterestNonCurrent-0]																$ 1,000,000
Amounts payable related party transactions | £																					£ 1,300,000
Granted, shares | Integer														151,000	151,000	128,000
Number of awards vested | Integer														95,000	95,000	150,000
Share capital		$ 308,000												$ 2,704,000		$ 533,000	$ 308,000		$ 308,000
AWN warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares		500,000														1,150,000	500,000		500,000			500,000
Class of warrant exercise price of warrants | $ / shares		$ 0.67														$ 1.35	$ 0.67		$ 0.67
Loan facility																$ 34,000,000
Principal repaid amount current																8,100,000
Principal repaid amount non current																20,900,000
Interest fees																12,000,000
Current related party loans with arowana international limited [member]
IfrsStatementLineItems [Line Items]
Borrowings term			60 months	60 months
Debt or equity maximum raise		$ 25,000,000	$ 25,000,000														$ 25,000,000		$ 25,000,000
Borrowings interest rate							10.00%
Borrowings line fee percentage							2.00%
Minimum repayment of borrowings							$ 1,000,000	$ 1,000,000.0
Borrowings refinancing fee percentage								1.60%
Borrowings accrued new facility extension fee								$ 355,000
Borrowings refinancing fee			855,000
Current related party loans with arowana international limited [member] | First range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event percentage of proceeds to be paid		25.00%
Current related party loans with arowana international limited [member] | Second range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event percentage of proceeds to be paid		45.00%
Borrowings qualifying liquidity event payment		$ 1,875,000
Current related party loans with arowana international limited [member] | Third range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event percentage of proceeds to be paid		25.00%
Current related party loans with arowana international limited [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds		$ 5,000,000.0
Current related party loans with arowana international limited [member] | Bottom of range [member] | First range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds		5,000,000
Current related party loans with arowana international limited [member] | Bottom of range [member] | Second range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds		7,500,000
Current related party loans with arowana international limited [member] | Bottom of range [member] | Third range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds		12,500,000
Current related party loans with arowana international limited [member] | Top of range [member] | First range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds		7,500,000
Current related party loans with arowana international limited [member] | Top of range [member] | Second range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds		12,500,000
Current related party loans with arowana international limited [member] | Top of range [member] | Third range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event payment		$ 4,125,000
AWN Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held in the entity														7.10%						7.10%	7.10%
Aevitas Group Limited [member] | Current related party loans with arowana international limited [member]
IfrsStatementLineItems [Line Items]
Debt or equity maximum raise																						$ 25
Borrowings interest rate												10.00%														12.50%	10.00%
Borrowings accrued new facility extension fee			43,500	$ 60,000								$ 29,000	$ 40,000
Short term borrowings												$ 1,100,000															$ 1,500,000
Aevitas Group Limited [member] | Current related party loans with arowana international limited 2 [member]
IfrsStatementLineItems [Line Items]
Debt or equity maximum raise																						$ 25
Borrowings interest rate						10.00%
Borrowings accrued new facility extension fee			$ 110,000			$ 85,000
Short term borrowings						$ 3,000,000.0
Aevitas Group Limited [member] | Current related party loans with arowana international limited 3 [member]
IfrsStatementLineItems [Line Items]
Debt or equity maximum raise																									$ 25
Borrowings interest rate					15.00%
Borrowings accrued new facility extension fee					$ 115,000
Short term borrowings					$ 3,000,000.0
Borrowings facility fee percentage					1.00%
Borrowings establishment fee					$ 30,000
Borrowings exit fee percentage					3.00%
Borrowings exit fee					$ 90,000
Aevitas Group Limited [member] | Current related party loans with arowana international limited 3 [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate		3.60%															3.60%		3.60%			3.60%
Aevitas Group Limited [member] | Current related party loans with arowana international limited 4 [member]
IfrsStatementLineItems [Line Items]
Short term borrowings																							$ 250,000	$ 500,000
Arowana international limited [member]
IfrsStatementLineItems [Line Items]
Chief financial officer fees														$ 200,000		600,000	$ 1,100,000
Arowana international limited [member] | Directors fees for michael hui [member]
IfrsStatementLineItems [Line Items]
Nonexecutive directors fees																$ 50,000
Percentage fees received in cash																100.00%
Amounts payable related party transactions																$ 50,000
Arowana international limited [member] | Cost incurred by arowana on behalf of vivopower [member]
IfrsStatementLineItems [Line Items]
Amounts payable related party transactions		$ 1,400,000												200,000		900,000	1,400,000		$ 1,400,000
Michael Hui [member] | Rsus [member]
IfrsStatementLineItems [Line Items]
Granted, shares | Integer			200	200					17,500
Expense from share based payment transactions			$ 5,200						$ 13,125					$ 263
Number of awards vested | Integer														350	350
Michael Hui [member] | Psus [member]
IfrsStatementLineItems [Line Items]
Granted, shares | Integer																			5,250
Expense from share based payment transactions																	$ 4,736		$ 39,375
Number of awards vested | Integer																	631	631
Panaga Group Trust [member]
IfrsStatementLineItems [Line Items]
Convertible loan notes converted to preference shares | shares														4,697	4,697
Panaga Group Trust [member] | Aevitas preference shares [member]
IfrsStatementLineItems [Line Items]
Share capital																				$ 46,970
Dividends classified as expense																	$ 2,188	$ 3,302
Panaga Group Trust [member] | Warrants for executive fees [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares														541,666						541,666	541,666
Class of warrant exercise price of warrants | $ / shares														$ 0.60
Professional development allowance														$ 500,000
Panaga Group Trust [member] | Chairman fees for kevin chin [member]
IfrsStatementLineItems [Line Items]
Chairman fees														$ 87,953	£ 68,000
Panaga Group Trust [member] | Executive fees for kevin chin [member]
IfrsStatementLineItems [Line Items]
Executive fees | £															325,000
Annual training allowance costs | £															£ 38,000
Average foreign exchange rate | Integer														1.3237	1.3237
Performance measurement														64.00%						64.00%	64.00%
Vwap share price | $ / shares														$ 2.92
Arowana partners group pty ltd [member] | Cost incurred by arowana on behalf of vivopower [member]
IfrsStatementLineItems [Line Items]
Amounts payable related party transactions														$ 900,000		700,000
Services received related party transactions														$ 400,000		400,000
Arowana partners group pty ltd [member] | Loan for working capital assistance [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate														8.00%						8.00%	8.00%
Short term borrowings																												$ 370,000
Borrowings facility fee percentage														2.00%						2.00%	2.00%
Borrowings establishment fee														$ 7,400
Interest expense on borrowings														22,895
Director kevin chin [member] | Rsus [member]
IfrsStatementLineItems [Line Items]
Granted, shares | shares									87,200
Expense from share based payment transactions									$ 65,400	$ 13,080
Number of awards vested | Integer										17,440
Director kevin chin [member] | Psus [member]
IfrsStatementLineItems [Line Items]
Granted, shares | Integer																			261,600
Expense from share based payment transactions																$ 23,592			$ 196,200
Number of awards vested | Integer																31,456
Director kevin chin [member] | Executive fees for kevin chin [member] | Rsus [member]
IfrsStatementLineItems [Line Items]
Granted, shares | Integer			20,000	20,000
Expense from share based payment transactions			$ 5,200											$ 275,330
Number of awards vested | Integer														94,291	94,291
Arowana united enterprises pte ltd [member] | Loan for working capital assistance [member]
IfrsStatementLineItems [Line Items]
Working capital repaid | £											£ 25,000
Interest loan	$ 48,000
Nominal rate	8.00%